Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
October 31, 2025
SNT-NPRT3-1225
1.9904925.103
Municipal Securities - 92.6%
	Principal Amount (a)	Value ($)
Alabama - 7.3%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	50,000	50,918
Electric Utilities - 0.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,187
General Obligations - 6.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,120
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	100,000	108,293
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	106,609
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	105,685
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	106,134
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	15,000	16,151
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	100,000	106,377
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	162,468
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,821
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	149,272
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	110,000	118,403
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	217,221
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity And Life Company Guaranteed)	190,000	199,905
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	100,000	110,780
		1,538,239
TOTAL ALABAMA		1,689,344
Arizona - 2.0%
General Obligations - 0.9%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	180,881
Housing - 0.3%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	78,626	79,147
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,837
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,187
		151,024
Water & Sewer - 0.2%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	50,709
TOTAL ARIZONA		461,761
California - 6.9%
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,218
General Obligations - 3.0%
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	100,000	109,765
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	9,640
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	169,805
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	150,000	173,415
State of California Gen. Oblig. 5% 3/1/2037	200,000	234,713
		697,338
Housing - 0.8%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	85,682	87,970
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	102,145	101,539
		189,509
Resource Recovery - 0.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	146,339
Transportation - 2.3%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	332,012
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	205,629
		537,641
Water & Sewer - 0.2%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,357
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	33,571
		48,928
TOTAL CALIFORNIA		1,624,973
Colorado - 2.8%
General Obligations - 0.8%
CO St Higher Ed Cap Constr Lease Pur Fing Prog Cfts Partn (Colorado St Proj.) Series 2014A, 5% 11/1/2026	165,000	168,511
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,197
		178,708
Health Care - 0.2%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	66,147
Housing - 0.3%
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	87,756	77,590
Special Tax - 1.5%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Inc Insured)	325,000	343,981
TOTAL COLORADO		666,426
Connecticut - 2.2%
Education - 0.8%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,813
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,751
		184,564
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	23,062
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	79,740
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,890
		129,692
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,446
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,593
		37,039
Special Tax - 0.7%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	135,271
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,608
		156,879
TOTAL CONNECTICUT		508,174
Delaware - 0.4%
Electric Utilities - 0.4%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 4.27% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.1%
Education - 0.1%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,562
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,251
		30,813
TOTAL DISTRICT OF COLUMBIA		30,813
Florida - 3.7%
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	27,276
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Inc Insured)	30,000	29,682
		56,958
Health Care - 2.7%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	100,000	108,686
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	210,623
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	111,958
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	84,942
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	107,059
		623,268
Housing - 0.6%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	100,000	111,951
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) 3.5% 7/1/2051	40,000	39,822
		151,773
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,124
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	19,527
		45,651
TOTAL FLORIDA		877,650
Georgia - 5.5%
Education - 0.6%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,319
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	129,130
		139,449
Electric Utilities - 2.2%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	101,629
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.95% 11/1/2052 VRDN (b)	200,000	200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	100,000	100,713
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	100,000	100,232
		502,574
General Obligations - 1.6%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	102,024
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,418
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	150,000	164,284
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,756
		383,482
Transportation - 1.1%
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	250,000	269,089
TOTAL GEORGIA		1,294,594
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,446
Illinois - 5.4%
Education - 2.1%
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2029	250,000	269,070
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	10,000	10,719
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	100,000	104,845
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	107,106
		491,740
Escrowed/Pre-Refunded - 0.2%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	45,000	45,786
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,300
		56,086
General Obligations - 0.7%
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	53,508
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	109,472
		162,980
Health Care - 0.5%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	59,139
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	50,000	51,059
		110,198
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	20,000	20,005
Special Tax - 0.8%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	176,830
Water & Sewer - 1.0%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2035	200,000	235,606
TOTAL ILLINOIS		1,253,445
Indiana - 1.6%
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	100,795
Housing - 0.7%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,679
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	121,421
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,396
		163,496
Water & Sewer - 0.5%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	100,000	110,345
TOTAL INDIANA		374,636
Iowa - 0.9%
Education - 0.9%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	100,000	105,266
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	100,000	105,267
		210,533
TOTAL IOWA		210,533
Kentucky - 1.1%
Education - 0.5%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	109,001
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	5,000	5,158
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	15,255
		129,414
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	21,252
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	110,262
		131,514
TOTAL KENTUCKY		260,928
Louisiana - 0.9%
Industrial Development - 0.4%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	100,000	100,730
Water & Sewer - 0.5%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	100,000	110,445
TOTAL LOUISIANA		211,175
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,287
Maryland - 1.4%
Education - 0.1%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,874
General Obligations - 1.0%
Baltimore Cnty MD 5% 3/1/2037	150,000	175,192
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	52,263
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,457
		243,912
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,405
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	13,217
		28,622
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	46,168
TOTAL MARYLAND		333,576
Massachusetts - 4.5%
Education - 0.1%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	34,509
General Obligations - 2.6%
Arlington MA Series 2021, 2% 9/15/2034	275,000	248,141
Arlington MA Series 2021, 2% 9/15/2035	100,000	88,139
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	99,211
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,951
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	18,121
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,160
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,987
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,416
Pentucket MA Regl Sch Dist 3% 9/1/2043	100,000	83,451
		608,577
Health Care - 0.4%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,636
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	66,442
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,685
		103,763
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (d)	5,000	4,465
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	50,094
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	11,109
		65,668
Water & Sewer - 1.1%
Boston MA Wtr & Swr Commn Series 2018 A, 3% 11/1/2033	250,000	248,575
TOTAL MASSACHUSETTS		1,061,092
Michigan - 1.7%
Education - 0.7%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	174,696
Health Care - 0.1%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,058
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	15,000	15,323
		25,381
Water & Sewer - 0.9%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	175,000	191,000
TOTAL MICHIGAN		391,077
Minnesota - 1.9%
Education - 0.5%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	105,877
General Obligations - 1.1%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,311
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,381
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	113,413
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,378
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	105,200
		260,683
Housing - 0.3%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	96,707	81,099
TOTAL MINNESOTA		447,659
Missouri - 0.7%
Housing - 0.7%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	150,000	155,808
Nebraska - 1.0%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	100,000	108,008
Health Care - 0.6%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	136,791
TOTAL NEBRASKA		244,799
New Hampshire - 0.7%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,735
Health Care - 0.1%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,207
Housing - 0.4%
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	95,834	95,019
TOTAL NEW HAMPSHIRE		164,961
New Jersey - 3.5%
Education - 0.8%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	168,183
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,952
		184,135
General Obligations - 2.7%
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	41,635
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	114,147
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	105,823
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	231,553
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,651
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	30,000	30,394
		630,203
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,130
TOTAL NEW JERSEY		824,468
New Mexico - 0.5%
General Obligations - 0.5%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	100,000	107,334
New York - 4.8%
Education - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,850
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,666
General Obligations - 0.2%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	51,885
Housing - 1.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,560
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	151,235
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,023
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,015
		371,833
Special Tax - 1.1%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,282
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,282
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,727
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	85,222
NY Payroll Mobility Tax 4% 11/15/2034	100,000	107,869
		249,382
Transportation - 1.8%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,897
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,673
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	147,499
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	72,667
New York Transportation Development Corp (Delta Air Lines 1991 Series J Pass Through Trust Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	110,390
		404,126
TOTAL NEW YORK		1,118,742
North Carolina - 1.8%
General Obligations - 1.0%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	200,000	234,430
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,528
Housing - 0.7%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057 (e)	150,000	171,166
TOTAL NORTH CAROLINA		432,124
Ohio - 2.4%
Electric Utilities - 0.7%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	150,000	152,399
General Obligations - 1.0%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	28,778
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	21,272
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	45,567
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	114,147
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,685
		230,449
Health Care - 0.5%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,462
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	78,596
		126,058
Housing - 0.2%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	55,000	55,514
TOTAL OHIO		564,420
Oregon - 0.2%
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,562
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	32,537
		43,099
TOTAL OREGON		43,099
Pennsylvania - 2.2%
Education - 0.5%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	135,000	117,895
General Obligations - 1.3%
Allegheny County PA Gen. Oblig. 5% 12/1/2026	265,000	271,419
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	24,758
		296,177
Health Care - 0.4%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	50,562
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	35,393
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,756
		96,711
TOTAL PENNSYLVANIA		510,783
Rhode Island - 0.5%
Education - 0.5%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	106,160
South Carolina - 0.5%
Education - 0.5%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043 (e)	100,000	108,975
Tennessee - 1.4%
General Obligations - 0.7%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	52,550
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	100,000	108,838
		161,388
Health Care - 0.3%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,359
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	44,930
		65,289
Housing - 0.4%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	99,573
TOTAL TENNESSEE		326,250
Texas - 11.2%
Education - 0.1%
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	22,323
General Obligations - 6.8%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,158
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	175,000	194,693
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	340,859
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	315,000	351,965
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	211,533
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	55,000	52,980
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	340,859
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,325
		1,569,372
Health Care - 1.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	112,761
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	150,000	173,846
		286,607
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	100,401
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	50,000	51,558
		151,959
Resource Recovery - 0.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	101,044
Water & Sewer - 2.1%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	100,000	110,801
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	100,000	109,300
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,364
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,275
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	116,710
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	100,000	112,390
		464,840
TOTAL TEXAS		2,596,145
Virginia - 2.7%
Electric Utilities - 0.4%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	100,000	100,274
General Obligations - 1.5%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,778
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,513
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	14,383
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2037	135,000	127,266
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	15,000	15,557
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	62,930
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	99,688
		346,115
Housing - 0.8%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	185,376
TOTAL VIRGINIA		631,765
Washington - 5.4%
Education - 0.9%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	219,540
Electric Utilities - 2.3%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	100,000	115,260
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	145,000	161,069
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	103,952
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	150,000	146,410
		526,691
General Obligations - 0.8%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,052
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	67,667
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	16,181
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,170
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,764
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	26,007
		192,841
Health Care - 0.9%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,593
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,555
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	124,973
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	47,288
		208,409
Housing - 0.5%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	100,000	109,420
TOTAL WASHINGTON		1,256,901
West Virginia - 1.0%
Health Care - 1.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	65,782
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	53,694
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	100,000	109,579
		229,055
TOTAL WEST VIRGINIA		229,055
Wisconsin - 1.8%
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,218
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,223
		25,441
General Obligations - 0.8%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	150,000	176,558
Health Care - 0.9%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	171,363
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	47,582
		218,945
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,060
TOTAL WISCONSIN		426,004
TOTAL MUNICIPAL SECURITIES (Cost $21,164,305)		21,666,382

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $1,451,106)	3.44	1,450,816	1,451,106

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $22,615,411)	23,117,488
NET OTHER ASSETS (LIABILITIES) - 1.2%	289,158
NET ASSETS - 100.0%	23,406,646

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51	4,142,286	2,691,231	13,618	-	-	1,451,106	1,450,816	0.0%
Total	51	4,142,286	2,691,231	13,618	-	-	1,451,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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